DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) individual director employee	Dec. 31, 2017 CNY (¥) individual director	Dec. 31, 2016 CNY (¥) individual director
Significant related party transactions
Emoluments paid to key management personnel, number of highest paid employees | employee	5
Number of directors among five highest paid employees | director	2	1	2
Number of supervisors among five highest paid employees | individual	1	1	1
Basic salaries, housing fund, other allowances and benefits in kind	¥ 1,849	¥ 1,370	¥ 975
Pension costs	234	166	114
Total remuneration	2,839	2,304	1,851
Highest paid employees other than directors and supervisors
Significant related party transactions
Basic salaries, housing fund, other allowances and benefits in kind	1,305	2,460	1,450
Pension costs	165	249	152
Total remuneration	¥ 1,470	¥ 2,709	¥ 1,602